DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details 5) (Non-designated derivative instruments, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings	$ (117)	$ 3,258	$ 1,916
Foreign currency options
Effect of derivative instruments designated as hedges on the consolidated statements of operations
Gain/(loss) recognized in earnings	$ (117)	$ 3,258	$ 1,916